Employee benefits (Details 10) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Pension and medical benefits	$ 28,295	$ 21,597	$ 30,766
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	11,733	9,992	14,941
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	3,773	3,233	4,806
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,128	874	$ 1,357
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	11,661
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	2,083	1,676
Not later than one year [member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,069
Not later than one year [member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	367
Not later than one year [member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	85
Not later than one year [member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	562
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	9,217	7,236
Later than one year and not later than five years [member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	4,486
Later than one year and not later than five years [member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,431
Later than one year and not later than five years [member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	341
Later than one year and not later than five years [member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	2,959
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	6,800	5,185
Later than five years and not later than ten years [member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	2,963
Later than five years and not later than ten years [member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	901
Later than five years and not later than ten years [member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	232
Later than five years and not later than ten years [member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	2,704
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	4,584	3,470
Later than ten years and not later than fifteen years [member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,883
Later than ten years and not later than fifteen years [member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	535
Later than ten years and not later than fifteen years [member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	154
Later than ten years and not later than fifteen years [member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	2,012
Later Than Fifteen Years [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	5,611	$ 4,030
Later Than Fifteen Years [Member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,332
Later Than Fifteen Years [Member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	539
Later Than Fifteen Years [Member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	316
Later Than Fifteen Years [Member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	$ 3,424